Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a. Interim Financial Statements

The accompanying consolidated balance sheet as of June 30, 2018, the consolidated statements of income, the consolidated statements of comprehensive loss and the consolidated statements of cash flows for the six months ended June 30, 2018 and 2017, as well as the statement of changes in shareholders’ equity for the six months ended June 30, 2018, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In the management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2018, as well as its results of operations and cash flows for the six months ended June 30, 2018 and 2017. The results of operations for the six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018.

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on March 19, 2018.

There have been no changes to the significant accounting policies described in the Annual Report on Form 20-F for the fiscal year ended December 31, 2017 that have had a material impact on the unaudited interim consolidated financial statements and related notes (see note 2 (c)).

b. Estimates and assumptions:

The preparation of the Company’s financial statements requires management to make estimates and assumptions that have an effect on application of the accounting policies and on the reported amounts of assets, liabilities and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Determining the fair value of share-based transactions:

The fair value of share based transactions is determined upon initial recognition using acceptable option pricing models. The model is based on per-share price data and the exercise price and assumptions regarding expected volatility, expected life, expected dividend and risk-free interest rate.

c. Recently adopted accounting standards

IFRS 9, “Financial Instruments”:

In July 2014, the IASB issued the final and complete version of IFRS 9, “Financial Instruments” (“IFRS 9”), which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 mainly focuses on the classification and measurement of financial assets and it applies to all assets in the scope of IAS 39.

According to IFRS 9, all financial assets are measured at fair value upon initial recognition. In subsequent periods, debt instruments are measured at amortized cost only if both of the following conditions are met:

-	The asset is held within a business model whose objective is to hold assets in order to collect the contractual cash flows.

-	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

IFRS 9 also includes a new model for measurement of impairment of financial assets.

Subsequent measurement of all other debt instruments and financial assets should be at fair value. IFRS 9 establishes a distinction between debt instruments to be measured at fair value through profit or loss and debt instruments to be measured at fair value through other comprehensive income.

Financial assets that are equity instruments should be measured in subsequent periods at fair value and the changes recognized in profit or loss or in other comprehensive income (loss), in accordance with the election by the Company on an instrument-by-instrument basis. If equity instruments are held for trading, they should be measured at fair value through profit or loss.

According to IFRS 9, the provisions of IAS 39 will continue to apply to derecognition and to financial liabilities for which the fair value option has not been elected.

According to IFRS 9, changes in the fair value of financial liabilities which are attributable to the change in credit risk should be presented in other comprehensive income. All other changes in fair value should be presented in profit or loss.

IFRS 9 also prescribes new hedge accounting requirements.

The Company adopted the new standard effective January 1, 2018. The adoption of IFRS 9 does not have material impact on its financial statements.

IFRS 16, “Leases”:

In January 2016, the IASB issued IFRS 16, “Leases”. According to IFRS 16, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

According to IFRS 16:

●	Lessees are required to recognize an asset and a corresponding liability in the statement of financial position in respect of all leases (except in certain cases) similar to the accounting treatment of finance leases according to the existing IAS 17, “Leases”.

●	Lessees are required to initially recognize a lease liability for the obligation to make lease payments and a corresponding right-of-use asset. Lessees will also recognize interest and depreciation expenses separately.

●	Variable lease payments that are not dependent on changes in the Consumer Price Index (“CPI”) or interest rates, but are based on performance or use (such as a percentage of revenues) are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

●	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and the effect of the remeasurement is an adjustment to the carrying amount of the right-of-use asset.

●	IFRS 16 includes two exceptions according to which lessees are permitted to elect to apply a method similar to the current accounting treatment for operating leases. These exceptions are leases for which the underlying asset is of low value and leases with a term of up to one year.

●	The accounting treatment by lessors remains substantially unchanged, namely classification of a lease as a finance lease or an operating lease.

For leases existing at the date of transition, IFRS 16 permits lessees to use either a full retrospective approach, or a modified retrospective approach, with certain transition relief whereby restatement of comparative data is not required.

The Company is currently evaluating the potential effect of IFRS 16 on its consolidated financial statements as well as its adoption methodology.

d. Convenience translation into U.S. dollars:

The consolidated financial statements as of June 30, 2018 and for the six months then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of June 30, 2018 (U.S. $1.00 = NIS 3.65). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.